Share-Based Compensation	3 Months Ended
Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
2.	SHARE-BASED COMPENSATION

Share-Based Compensation – Contractors

For the three months ended March 31, 2019 and 2018, share-based compensation expense totaled approximately $123,000 and $21,000, respectively.

There was no related income tax benefit recognized because our deferred tax assets are fully offset by a valuation allowance.

We determine the fair value of option grant share-based awards at their grant date, using a Black-Scholes-Merton Option-Pricing Model applying the assumptions in the following table:

Three months ended March 31,
	2019	2018
Expected life (years)	N/A	N/A
Dividend yield	N/A	N/A
Expected volatility	N/A	N/A
Risk free interest rates	N/A	N/A
Weighted average fair value of options at grant date	N/A	N/A

For the three months ended March 31, 2019, no options to purchase stock were granted, additionally, no options to purchase stock were exercised, expired or forfeited; no restricted stock units were granted, vested or forfeited; and no restricted stock awards were granted, vested or forfeited. At March 31, 2019, options to purchase 27,750,000 shares of common stock were outstanding with a weighted average exercise price of $0.104, a weighted average remaining contract term of approximately 6.2 years with an aggregate intrinsic value of $1,048,000. At March 31, 2019 options for 12,145,000 shares were exercisable.

As of March 31, 2019, there was approximately $429,000 of unrecognized compensation cost related to unvested stock options granted and outstanding, net of estimated forfeitures. The cost is expected to be recognized on a weighted average basis over a period of approximately one year.

During the three month ended March 31, 2019, the company received $400,000 in proceeds from the issuance of notes payable maturing September 1, 2019, with which the company also issued warrants to purchase 200,000 shares of the company's common stock, par value $0.001 per share at an exercise price of $0.07 per share for two years from the date of issuance. The notes bear interest of 10% payable at maturity. On maturity date, the company may elect to convert the balance of principal and interest due into shares of common stock at the conversion price of $0.10 a share.